Label	Element	Value
Material reconciling items [member] | Material reconciling items [member]
Other revenue	ifrs-full_OtherRevenue	$ (2,000,000)
Other revenue	ifrs-full_OtherRevenue	0
Other revenue	ifrs-full_OtherRevenue	0
Revenue	ifrs-full_Revenue	(41,000,000)
Revenue	ifrs-full_Revenue	(37,000,000)
Revenue	ifrs-full_Revenue	(33,000,000)
Revenue from sale of goods	ifrs-full_RevenueFromSaleOfGoods	0
Revenue from sale of goods	ifrs-full_RevenueFromSaleOfGoods	0
Revenue from sale of goods	ifrs-full_RevenueFromSaleOfGoods	0
Mobile [Member] | Material reconciling items [member] | Material reconciling items [member]
Revenue from rendering of services	ifrs-full_RevenueFromRenderingOfServices	(37,000,000)
Revenue from rendering of services	ifrs-full_RevenueFromRenderingOfServices	(31,000,000)
Revenue from rendering of services	ifrs-full_RevenueFromRenderingOfServices	(41,000,000)
Fixed [Member] | Material reconciling items [member] | Material reconciling items [member]
Revenue from rendering of services	ifrs-full_RevenueFromRenderingOfServices	0
Revenue from rendering of services	ifrs-full_RevenueFromRenderingOfServices	0
Revenue from rendering of services	ifrs-full_RevenueFromRenderingOfServices	$ 0